Long-term debt (Tables)	12 Months Ended
Dec. 31, 2011
Long-term debt [Abstract]
Components of long-term debt

(in millions of Canadian dollars)		Maturity	Currency in which payable		2011	2010
6.250%	10-year Notes (A)	Oct. 2011	US	$	$ –	$ 250
5.750%	5-year Notes (A)	May 2013	US		$–	103
6.500%	10-year Notes (A)	May 2018	US		$279	273
6.250%	10-year Medium Term Notes (A)	June 2018	CDN		$373	373
7.250%	10-year Notes (A)	May 2019	US		$355	345
9.450%	30-year Debentures (A)	Aug. 2021	US		$254	248
5.100%	10-year Debentures (A)	Jan. 2022	CDN		$125	–
4.500%	10-year Debentures (A)	Jan. 2022	US		$250	–
4.450%	12.5-year Notes (A)	Mar. 2023	US		$354	347
7.125%	30-year Debentures (A)	Oct. 2031	US		$356	348
5.750%	30-year Debentures (A)	Mar. 2033	US		$246	249
5.950%	30-year Notes (A)	May 2037	US		$450	440
6.450%	30-year Notes (A)	Nov. 2039	CDN		$400	400
5.750%	30-year Debentures (A)	Jan. 2042	US		$248	–
Secured Equipment Loan (B)		Aug. 2015	CDN		$116	128
5.41%	Senior Secured Notes (C)	Mar. 2024	US		$120	121
6.91%	Secured Equipment Notes (D)	Oct. 2024	CDN		$186	194
5.57%	Senior Secured Notes (E)	Dec. 2024	US		$63	63
7.49%	Equipment Trust Certificates (F)	Jan. 2021	US		$102	103
3.88%	Senior Secured Notes Series A & B (G)	Oct./Dec. 2026	US		$141	–
Other long-term loans (nil% - 5.50%)		2014 -2024	US		$2	4
Obligations under capital leases (4.90% - 7.63%) (H)		2012 -2026	US		$285	287
Obligations under capital leases (12.77%) (H)		Jan. 2031	CDN		$3	3

					4,708	4,279
Perpetual 4% Consolidated Debenture Stock (I)			US		$31	30
Perpetual 4% Consolidated Debenture Stock (I)			GB		£6	6

					4,745	4,315
Less: Long-term debt maturing within one year					50	282

					$ 4,695	$ 4,033

At December 31, 2011, the gross amount of long-term debt denominated in U.S. dollars was US$3,508 million (2010 – US$3,234 million).

Annual maturities and principal repayment requirements, excluding those pertaining to capital leases, for each of the five years following 2011 are (in millions): 2012 – $42; 2013 – $45; 2014 – $47; 2015 – $122; 2016 – $29.

A.  These debentures and notes pay interest semi-annually and are unsecured, but carry a negative pledge.

On September 30, 2011, the Company redeemed US$101 million 5.75% Notes due in May 2013 with a carrying amount of $107 million pursuant to a call offer for a total cost of $113 million. Upon redemption of the Notes a net loss of $9 million was recognized, to “Other income and charges”. The loss consisted largely of a redemption premium paid to note holders to redeem the Notes.

On September 13, 2011, the Company announced a cash tender offer and consent solicitation for any or all its outstanding US$246 million 6.25% Notes due October 15, 2011. Notes tendered with a principal value of US$204 million were redeemed on October 12, 2011, and the remaining US$42 million Notes not tendered were redeemed on October 17, 2011. Upon redemption of the Notes a net loss of $1 million was recognized to “Other income and charges”.

During December 2011, the Company issued $125 million 5.10% 10-year Notes, US$250 million 4.50% 10-year Notes and US$250 million 5.75% 30-year Notes. Net proceeds from these offerings were $618 million and were largely used to make a $600 million voluntary prepayment to the Company’s main Canadian defined benefit pension plan.

During 2010, the Company issued US$350 million of 4.45% Notes due March 15, 2023. Net proceeds from this offering were $355 million and were used to make a voluntary prepayment to the Company’s main Canadian defined benefit pension plan.

During 2009, the Company issued US$350 million 7.25% 10-year Notes for net proceeds of approximately $409 million. The proceeds from this offering contributed to the repurchase of debt with a carrying amount of $555 million, net of deferred costs of $1 million, pursuant to a tender offer for a total cost of $572 million. Upon repurchase of the debt a net loss of $17 million was recognized to “Other income and charges”. The loss consisted largely of premiums paid to bond holders to tender their debt, and the write-off of unamortized fees, partly offset by a fair value adjustment (gain) recognized on the unwind of interest rate swaps associated with the 6.250% Notes that were repurchased. The following table summarizes the principal amount, carrying amount and cost to redeem repurchased debt:

(in millions)	Maturity	Principal amount in USD		Carrying amount in CDN (2)	Cost to redeem in CDN
6.25% Notes	2011	$154		$184	$185
5.75% Notes	2013	299		343	359
6.50% Notes	2018	25	(1)	28	28

Total debt tendered		$478		$555	$572

(1) Includes US$3 million principal amount of debt repurchased prior to commencement of the debt tender.

(2) Net of deferred costs of $1 million.

During 2009, the Company issued $400 million 6.45% 30-year Notes. Net proceeds from this offering were $398 million. The proceeds from this offering were used for general corporate purposes.

B.  The Secured Equipment Loan is collateralized by specific locomotive units with a carrying value of $113 million at December 31, 2011. The floating interest rate is calculated based on a six-month average Canadian Dollar Offered Rate (calculated based on an average of Bankers’ Acceptance rates) plus 53 basis points (2011 – 1.94%; 2010 – 1.39%; 2009 – 1.82%). The Company makes blended payments of principal and interest semi-annually. Final repayment of the remaining principal balance of $53 million is due in August 2015.

C.  The 5.41% Senior Secured Notes are collateralized by specific locomotive units with a carrying value of $153 million at December 31, 2011. The Company pays equal blended semi-annual payments of principal and interest. Final repayment of the remaining principal of US$44 million is due in March 2024.

D.  The 6.91% Secured Equipment Notes are full recourse obligations of the Company collateralized by a first charge on specific locomotive units with a carrying value of $154 million at December 31, 2011. The Company pays equal blended semi-annual payments of principal and interest up to and including October 2024.

E.  During 2009, the Company issued US$65 million of 5.57% Senior Secured Notes for net proceeds of $67 million. The Notes are secured by specific locomotive units and other rolling stock with a combined carrying value of $69 million at December 31, 2011. The Company pays equal blended semi-annual payments of principal and interest up to and including December 2024. Final repayment of the remaining principal of US$31 million is due in December 2024.

F.  The 7.49% Equipment Trust Certificates are secured by specific locomotive units with a carrying value of $108 million at December 31, 2011. The Company makes semi-annual payments that vary in amount and are interest-only payments or blended principal and interest payments. Final repayment of the remaining principal of US$11 million is due in January 2021.

G.  During 2011, the Company issued US$139 million 3.88% Series A and B Senior Secured Notes due in 2026 for net proceeds of $139 million. These Notes are secured by locomotives previously acquired by the Company with a carrying value of $139 million at December 31, 2011. The Company pays equal blended semi-annual payments of principal and interest up to and including December 2026. Final repayment of the remaining principal of US$69 million is due in the fourth quarter of 2026.

H.  At December 31, 2011, capital lease obligations included in long-term debt were as follows:

(in millions of Canadian dollars)	Year	Capital leases
Minimum lease payments in:
	2012	$28
	2013	29
	2014	162
	2015	14
	2016	14
	Thereafter	180

Total minimum lease payments		427
Less: Imputed interest		(139)

Present value of minimum lease payments		288
Less: Current portion		(8)

Long-term portion of capital lease obligations		$280

During the year the Company had no additions to property, plant and equipment under capital lease obligations (2010 – $1 million; 2009 –$1 million).

The carrying value of the assets collateralizing the capital lease obligations was $351 million at December 31, 2011.

I.  The Consolidated Debenture Stock, authorized by an Act of Parliament of 1889, constitutes a first charge upon and over the whole of the undertaking, railways, works, rolling stock, plant, property and effects of the Company, with certain exceptions.

Summarized principal amount, carrying amount and cost to redeem repurchased debt

(in millions)	Maturity	Principal amount in USD		Carrying amount in CDN (2)	Cost to redeem in CDN
6.25% Notes	2011	$154		$184	$185
5.75% Notes	2013	299		343	359
6.50% Notes	2018	25	(1)	28	28

Total debt tendered		$478		$555	$572

(1) Includes US$3 million principal amount of debt repurchased prior to commencement of the debt tender.

(2) Net of deferred costs of $1 million.

Capital lease obligations included in long-term

(in millions of Canadian dollars)	Year	Capital leases
Minimum lease payments in:
	2012	$28
	2013	29
	2014	162
	2015	14
	2016	14
	Thereafter	180

Total minimum lease payments		427
Less: Imputed interest		(139)

Present value of minimum lease payments		288
Less: Current portion		(8)

Long-term portion of capital lease obligations		$280